Non-Participant-Directed Investments (Tables)	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Non-Participant-Directed Investments
Schedule of net assets available for benefits and the significant components of the changes in net assets available for benefits for non-participant-directed investments

December 31,	2025	2024
Magna International Inc. common stock	$274,071	$231,299

Year ended December 31,	2025	2024
Changes in net assets available for benefits
Dividend income	$10,380	$10,946
Net appreciation/(depreciation) in fair value of investments	60,087	(101,127)
Employer contributions	1,298	1,660
Participant contributions	2,255	2,804
Net inter-fund transfers	(10,416)	(12,065)
Distributions to terminated employees	(11,018)	(13,330)
Distributions to participating employees	(9,814)	(10,732)
Increase/(Decrease) in Net Assets Available for Benefits	$42,772	$(121,844)